Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended			12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Predecessor Plans [Member]	Oct. 31, 2012 Additional Issuances [Member]	Oct. 31, 2012 2006 Employee Stock Incentive Plan [Member] Kelly Slater [Member]	Oct. 31, 2012 Restricted Stock Agreement [Member] Kelly Slater [Member]	Oct. 31, 2012 Two Thousand Stock Incentive Plan [Member]	Oct. 31, 2012 Black-Scholes Stock Price Valuation Model [Member]	Jun. 30, 2011 Based on Monte Carlo Simulation [Member]	Oct. 31, 2012 Performance Options [Member]	Oct. 31, 2012 Performance Based Restricted Stock Units [Member]	Oct. 31, 2012 Performance Option [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2012 Minimum [Member] 2006 Employee Stock Incentive Plan [Member]	Oct. 31, 2012 Minimum [Member] Stock Option [Member]	Oct. 31, 2012 Minimum [Member] Stock Option [Member] One new stock for every one and one-half surrendered stock options [Member]	Oct. 31, 2012 Minimum [Member] Stock Option [Member] One new stock option for every two surrendered stock options [Member]	Oct. 31, 2012 Maximum [Member] 2006 Employee Stock Incentive Plan [Member]	Oct. 31, 2012 Maximum [Member] Stock Option [Member] One new stock for every one and one-half surrendered stock options [Member]	Jun. 30, 2011 Restricted Stock [Member]	Apr. 30, 2013 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member] Two Thousand Stock Incentive Plan [Member]	Oct. 31, 2012 Restricted Stock [Member] Group One [Member]	Oct. 31, 2012 Restricted Stock [Member] Group Two [Member]	Oct. 31, 2012 Restricted Stock [Member] Minimum [Member]	Jun. 30, 2011 Options Held [Member]	Jun. 30, 2011 Performance Based Options [Member]	Apr. 30, 2013 Non-performance based options [Member]	Apr. 30, 2012 Non-performance based options [Member]	Oct. 31, 2012 Non-performance based options [Member]
Stockholders' Equity [Line Items]
Amount of common stock available for issuance			43,744,836			12,944,836	30,800,000									2,359,606									11,100,000				2,141,295
Risk-free interest rates			1.10%	1.90%	2.70%																		1.70%				0.70%	0.60%		3.00%		1.30%	1.30%
Volatility rates			76.50%	82.40%	73.60%																		82.00%				91.40%	93.10%		67.30%		78.00%	76.00%
Expected lives			7 years 1 month 6 days	5 years 3 months 18 days	6 years 4 months 24 days																											7 years 1 month 6 days	7 years 1 month 6 days
Weighted average fair value of the options			$ 2.58	$ 3.39	$ 1.04																		$ 3.88		$ 2.27					$ 3.21
Vesting period of options			3 years																					3 years								3 years
Unrecognized compensation expense													$ 2.0	$ 5.0										$ 0.2	$ 0.5							$ 1.0		$ 2.0
Unrecognized compensation expense , weighted average period														9 months 18 days	2 years 10 months 24 days									1 year	1 year							1 year 3 months 18 days		1 year 6 months
Aggregate intrinsic value of options exercised			1
Aggregate intrinsic value of options, outstanding		8.4	6.0
Aggregate intrinsic value of options, exercisable			4
Weighted average life of options outstanding			5 years 2 months 12 days
Weighted average life of options exercisable			4 years 2 months 12 days
Non-vested shares under option		2,700,000	4,422,172	7,356,508																												2,748,495		4,422,172
Shares expected to vest		2,600,000	4,300,000
Exercise price of options																		$ 7.71		$ 10.65											$ 4.65
Exercise price of eligible stock options																			$ 7.72
Exercise price of eligible stock options																						$ 10.64
Price valuation model used											Black-Scholes option-pricing model	Monte-Carlo simulation
Eligible stock options surrendered			3,754,352
Amount of shares converted in exchange of eligible stock options	2,058,007
Exercise price of new stock options granted	$ 5.08
Amount of shares canceled, not eligible for re-grant	1,696,345	1,376,505	942,553	889,511	6,868,016																			26,667
Dividend yield																							0.00%							0.00%		0.00%
Stocks, expected to vest, years																	3 years				5 years
Shares of restricted stock to a Company sponsored athlete, Kelly Slater								3,000,000
Shares vested under the restrictive stock plan									2,400,000
Shares to be vested under the restrictive stock plan									600,000
Increase in the shares issuable under the Stock Incentive Plan										10,000,000																300,000
Percent of discount from the market price			15.00%
Shares issued under the plan			461,088	310,700	508,592
Proceeds from stock plans			1	1	1
Total compensation expense			$ 23	$ 14	$ 13